LAND USE RIGHTS, NET	6 Months Ended
Jun. 30, 2023
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

NOTE 7 – LAND USE RIGHTS, NET

Land use rights, net, consist of the following:

	June 30,	December 31,
	2023	2022
	(unaudited)
Land use rights	$1,676,403	$1,762,469
Less: accumulated amortization	(490,873)	(493,033)
Land use rights, net	$1,185,530	$1,269,436

Amortization expense was $22,805 and nil for the six months ended June 30, 2023 and 2022, respectively.

Estimated future amortization expense is as follows:

Amortization
expense
For the remainder of Fiscal 2023	$16,764
Fiscal 2024	33,528
Fiscal 2025	33,528
Fiscal 2026	33,528
Fiscal 2027	33,528
Thereafter	1,034,654
Total	$1,185,530